Symphony Transaction	12 Months Ended
Dec. 31, 2010
Symphony Transaction [Abstract]
Symphony Transaction
     7. Symphony Transaction
     On October 1, 2008, OXiGENE announced a strategic collaboration with Symphony Capital Partners, L.P. a private-equity firm that agreed to provide funding to support the advancement of ZYBRESTAT for oncology, ZYBRESTAT for ophthalmology and OXi4503. Under this collaboration, the Company entered into a series of related agreements with Symphony Capital LLC, or Symphony, Symphony ViDA, Inc., or ViDA, Symphony ViDA Holdings LLC, or Holdings, and related entities.
     Pursuant to these agreements, Holdings had formed and capitalized ViDA, a Delaware corporation, in order (a) to hold certain intellectual property related to two of OXiGENE’s product candidates, ZYBRESTAT for use in ophthalmologic indications and OXi4503, referred to as the “Programs,” which were exclusively licensed to ViDA under the Novated and Restated Technology License Agreement and (b) to fund commitments of up to $25,000,000. The funding supported pre-clinical and clinical development by OXiGENE, on behalf of ViDA, for the Programs.
     As part of a series of related agreements with Holdings, on October 1, 2008, Holdings purchased $15,000,000 worth of shares of common stock at a price of $22.20 per share, which was equal to the closing price of the Company’s common stock on The NASDAQ Global Market on September 30, 2008, via a direct investment.
     On July 2, 2009, the Company, Holdings and ViDA entered into a series of related agreements pursuant to which such parties agreed to amend the terms of the purchase option, as set forth in an amended and restated purchase option agreement (the “Amended Purchase Option Agreement”). In connection with such amendment, OXiGENE and Holdings also entered into an amended and restated registration rights agreement.
     Under the Amended Purchase Option Agreement, OXiGENE issued 500,000 newly-issued shares of OXiGENE common stock in exchange for all of the equity of ViDA which included further consideration for additional securities issued in connection with the July 2009 Registered Direct Offering. The Company re-acquired all of the rights to the Programs that had been licensed in 2008 to ViDA. In addition, the approximately $12,400,000 in cash and marketable securities held by ViDA was transferred to OXiGENE.
     OXiGENE recorded the acquisition of ViDA as a capital transaction and the $10,383,000 excess of the fair market value of the common shares issued by OXiGENE ($15,600,000) over the carrying value of the noncontrolling interest ($5,217,000) was reflected directly in equity as a reduction to Additional paid-in capital. As a result, the noncontrolling interest balance was eliminated. The reduction to Additional paid-in capital was also presented as an increase in the loss applicable to common stock within the calculation of basic and diluted earnings per share.
     OXiGENE consolidated the financial position and results of operations of Symphony ViDA, Inc. from October 2008, when it entered into a strategic collaboration with Symphony ViDA Holdings, LLC, until July 20, 2009 when OXiGENE acquired 100% of ViDA pursuant to an Amended and Restated Purchase Option Agreement. The funding supported pre-clinical and clinical development by OXiGENE, on behalf of ViDA, for ZYBRESTAT for ophthalmology and OXi4503.